Leases - Operating and Finance Leases Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 4,702
2026	3,450
2027	2,947
2028	3,047
2029	3,117
Thereafter	6,156
Total undiscounted lease payments	23,419
Less: imputed interest	(3,522)
Total lease liability	19,897
Current	3,793	$ 3,508
Noncurrent	$ 16,104	$ 19,882